Financial assets at fair value through profit or loss - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 104,952	¥ 14,300	¥ 11,753
Other equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	¥ 70,100